UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

January 31, 2019

CAF-QTLY-0319
1.813030.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	1,658,500	$91,317
Entertainment - 1.8%
The Walt Disney Co.	953,500	106,334
Interactive Media & Services - 2.8%
Alphabet, Inc.:
Class A (a)	5,600	6,305
Class C (a)	147,715	164,905
		171,210
Media - 0.5%
MSG Network, Inc. Class A (a)	1,243,900	27,863

TOTAL COMMUNICATION SERVICES		396,724

CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.6%
Ferrari NV	275,500	34,796
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc. (a)	385,600	35,838
Laureate Education, Inc. Class A (a)	1,901,000	30,416
		66,254
Hotels, Restaurants & Leisure - 4.1%
ARAMARK Holdings Corp.	770,000	25,372
Dalata Hotel Group PLC	4,906,029	32,064
Domino's Pizza, Inc.	240,300	68,180
McDonald's Corp.	696,800	124,574
		250,190
Household Durables - 1.7%
D.R. Horton, Inc.	1,292,600	49,700
NVR, Inc. (a)	20,390	54,237
		103,937
Internet & Direct Marketing Retail - 2.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	189,800	31,979
Amazon.com, Inc. (a)	78,800	135,436
		167,415
Specialty Retail - 1.9%
Five Below, Inc. (a)	76,600	9,478
Ross Stores, Inc.	605,000	55,733
Ulta Beauty, Inc. (a)	167,700	48,955
		114,166
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	559,400	23,763

TOTAL CONSUMER DISCRETIONARY		760,521

CONSUMER STAPLES - 5.7%
Beverages - 1.9%
Coca-Cola European Partners PLC	708,500	33,710
Keurig Dr. Pepper, Inc.	1,211,400	32,974
Pernod Ricard SA	304,000	50,454
		117,138
Household Products - 3.8%
Energizer Holdings, Inc.	790,600	37,474
Procter & Gamble Co.	1,506,500	145,332
Reckitt Benckiser Group PLC	581,200	44,720
		227,526

TOTAL CONSUMER STAPLES		344,664

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	851,700	40,311
Cheniere Energy, Inc. (a)	536,060	35,192
ConocoPhillips Co.	1,147,020	77,642
EOG Resources, Inc.	601,642	59,683
Suncor Energy, Inc.	1,886,400	60,844
		273,672
FINANCIALS - 11.3%
Banks - 2.1%
M&T Bank Corp.	763,600	125,643
Capital Markets - 6.5%
Bank of New York Mellon Corp.	2,643,500	138,308
Charles Schwab Corp.	2,690,772	125,847
CME Group, Inc.	509,556	92,882
HUB24 Ltd.	1,523,641	14,331
The Blackstone Group LP	649,000	21,871
		393,239
Consumer Finance - 1.0%
American Express Co.	603,500	61,979
Diversified Financial Services - 0.2%
Netwealth Group Ltd.	1,921,782	10,030
Insurance - 1.5%
American International Group, Inc.	1,088,600	47,060
Aon PLC	302,100	47,197
		94,257

TOTAL FINANCIALS		685,148

HEALTH CARE - 19.8%
Biotechnology - 4.3%
AC Immune SA (a)	354,600	1,461
Alexion Pharmaceuticals, Inc. (a)	1,079,286	132,709
Amgen, Inc.	332,309	62,178
Atara Biotherapeutics, Inc. (a)	175,000	6,650
Biogen, Inc. (a)	89,300	29,807
Vertex Pharmaceuticals, Inc. (a)	128,900	24,608
		257,413
Health Care Equipment & Supplies - 3.9%
Becton, Dickinson & Co.	400,400	99,884
Boston Scientific Corp. (a)	1,713,700	65,378
Intuitive Surgical, Inc. (a)	94,300	49,379
Masimo Corp. (a)	87,500	10,884
Penumbra, Inc. (a)	74,000	10,768
		236,293
Health Care Providers & Services - 5.1%
Humana, Inc.	234,517	72,463
UnitedHealth Group, Inc.	549,354	148,435
Universal Health Services, Inc. Class B	638,200	84,581
		305,479
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	107,600	11,735
Life Sciences Tools & Services - 0.9%
Codexis, Inc. (a)	206,100	3,879
Mettler-Toledo International, Inc. (a)	84,200	53,733
		57,612
Pharmaceuticals - 5.4%
Allergan PLC	327,600	47,168
AstraZeneca PLC sponsored ADR	3,235,600	118,358
Horizon Pharma PLC (a)	740,800	15,920
Novartis AG sponsored ADR	894,900	78,322
Perrigo Co. PLC	815,200	37,866
Zoetis, Inc. Class A	353,263	30,437
		328,071

TOTAL HEALTH CARE		1,196,603

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.2%
HEICO Corp. Class A	241,800	16,933
United Technologies Corp.	991,900	117,114
		134,047
Building Products - 0.5%
Kingspan Group PLC (Ireland)	720,115	29,425
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	957,335	48,470
Rentokil Initial PLC	3,244,100	14,339
		62,809
Electrical Equipment - 2.1%
AMETEK, Inc.	411,100	29,969
Fortive Corp.	1,271,900	95,380
		125,349
Machinery - 3.1%
Allison Transmission Holdings, Inc.	719,500	35,018
Deere & Co.	335,213	54,975
Gardner Denver Holdings, Inc. (a)	1,370,400	33,808
IDEX Corp.	243,100	33,514
Schindler Holding AG (participation certificate)	154,300	32,739
		190,054
Professional Services - 0.5%
TransUnion Holding Co., Inc.	491,300	29,881
Road & Rail - 0.3%
Norfolk Southern Corp.	90,800	15,231

TOTAL INDUSTRIALS		586,796

INFORMATION TECHNOLOGY - 23.6%
Electronic Equipment & Components - 0.3%
Zebra Technologies Corp. Class A (a)	116,000	20,138
IT Services - 7.8%
Booz Allen Hamilton Holding Corp. Class A	1,005,800	49,415
Fidelity National Information Services, Inc.	460,800	48,167
GoDaddy, Inc. (a)	413,769	28,397
PayPal Holdings, Inc. (a)	917,437	81,432
Visa, Inc. Class A	1,929,602	260,516
		467,927
Semiconductors & Semiconductor Equipment - 4.7%
ASML Holding NV	167,500	29,318
Broadcom, Inc.	217,500	58,344
Cree, Inc. (a)	247,000	12,456
Lam Research Corp.	110,800	18,789
NVIDIA Corp.	274,484	39,457
NXP Semiconductors NV	722,700	62,897
Semtech Corp. (a)	280,000	13,597
Texas Instruments, Inc.	486,000	48,930
		283,788
Software - 10.2%
Adobe, Inc. (a)	534,707	132,511
ANSYS, Inc. (a)	105,000	17,257
Black Knight, Inc. (a)	668,300	32,874
Intuit, Inc.	370,739	80,013
Microsoft Corp.	3,257,040	340,133
SolarWinds, Inc. (a)	202,200	3,549
Splunk, Inc. (a)	96,600	12,060
		618,397
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	220,587	36,715

TOTAL INFORMATION TECHNOLOGY		1,426,965

MATERIALS - 3.7%
Chemicals - 3.2%
DowDuPont, Inc.	2,083,512	112,114
Sherwin-Williams Co.	81,000	34,143
The Chemours Co. LLC	322,206	11,519
Westlake Chemical Corp.	437,500	32,331
		190,107
Containers & Packaging - 0.5%
Aptargroup, Inc.	317,600	31,481

TOTAL MATERIALS		221,588

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	611,000	105,605
TOTAL COMMON STOCKS
(Cost $5,514,358)		5,998,286

Nonconvertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Itau Unibanco Holding SA sponsored ADR
(Cost $32,286)	3,605,100	38,358

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.43% (b)
(Cost $9,030)	9,028,170	9,030
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,555,674)		6,045,674
NET OTHER ASSETS (LIABILITIES) - 0.0%		(174)
NET ASSETS - 100%		$6,045,500

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$424
Fidelity Securities Lending Cash Central Fund	5
Total	$429

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$63,263	$--	$28,840	$--	$3,859	$(6,218)	$--
Total	$63,263	$--	$28,840	$--	$3,859	$(6,218)	$--

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$396,724	$396,724	$--	$--
Consumer Discretionary	760,521	760,521	--	--
Consumer Staples	344,664	299,944	44,720	--
Energy	273,672	273,672	--	--
Financials	723,506	723,506	--	--
Health Care	1,196,603	1,196,603	--	--
Industrials	586,796	586,796	--	--
Information Technology	1,426,965	1,426,965	--	--
Materials	221,588	221,588	--	--
Real Estate	105,605	105,605	--	--
Money Market Funds	9,030	9,030	--	--
Total Investments in Securities:	$6,045,674	$6,000,954	$44,720	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

January 31, 2019

FDE-QTLY-0319
1.813012.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	716,769	$21,546
Entertainment - 0.9%
Activision Blizzard, Inc.	38,374	1,813
Electronic Arts, Inc. (a)	17,555	1,619
The Walt Disney Co.	73,169	8,160
		11,592
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	32,092	36,132
Class C (a)	3,230	3,606
Facebook, Inc. Class A (a)	66,689	11,116
		50,854
Media - 1.5%
Comcast Corp. Class A	511,262	18,697
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	28,508	1,985

TOTAL COMMUNICATION SERVICES		104,674

CONSUMER DISCRETIONARY - 10.3%
Hotels, Restaurants & Leisure - 3.0%
Darden Restaurants, Inc.	73,747	7,738
Marriott International, Inc. Class A	96,081	11,004
U.S. Foods Holding Corp. (a)	143,552	4,841
Wyndham Destinations, Inc.	248,017	10,451
Yum! Brands, Inc.	28,138	2,644
		36,678
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	28,097	48,291
The Booking Holdings, Inc. (a)	3,743	6,860
		55,151
Specialty Retail - 2.7%
Best Buy Co., Inc.	150,749	8,930
Home Depot, Inc.	22,511	4,131
Lowe's Companies, Inc.	133,092	12,798
TJX Companies, Inc.	141,536	7,039
		32,898

TOTAL CONSUMER DISCRETIONARY		124,727

CONSUMER STAPLES - 5.1%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	66,238	4,412
Food & Staples Retailing - 2.4%
Kroger Co.	370,041	10,483
Walgreens Boots Alliance, Inc.	99,554	7,194
Walmart, Inc.	123,173	11,804
		29,481
Food Products - 1.8%
Archer Daniels Midland Co.	241,875	10,860
Tyson Foods, Inc. Class A	188,271	11,658
		22,518
Tobacco - 0.5%
Altria Group, Inc.	119,939	5,919

TOTAL CONSUMER STAPLES		62,330

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Chevron Corp.	188,159	21,572
ConocoPhillips Co.	207,025	14,014
HollyFrontier Corp.	155,647	8,769
Newfield Exploration Co. (a)	30,708	561
PBF Energy, Inc. Class A	4,230	155
Phillips 66 Co.	125,324	11,957
Valero Energy Corp.	146,990	12,909
		69,937
FINANCIALS - 11.7%
Banks - 8.0%
Bank of America Corp.	881,035	25,083
Citigroup, Inc.	299,511	19,306
Comerica, Inc.	121,345	9,555
KeyCorp	592,921	9,765
Popular, Inc.	185,743	10,143
SunTrust Banks, Inc.	191,900	11,403
Wells Fargo & Co.	246,742	12,068
		97,323
Capital Markets - 1.0%
CME Group, Inc.	62,573	11,406
Morgan Stanley	25,190	1,066
		12,472
Consumer Finance - 1.0%
Capital One Financial Corp.	139,947	11,278
Santander Consumer U.S.A. Holdings, Inc.	26,357	502
		11,780
Diversified Financial Services - 0.3%
Voya Financial, Inc.	66,419	3,084
Insurance - 1.4%
MetLife, Inc.	286,199	13,071
Unum Group	123,433	4,291
		17,362

TOTAL FINANCIALS		142,021

HEALTH CARE - 16.8%
Biotechnology - 1.3%
Amgen, Inc.	84,652	15,839
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	9,541	2,380
Boston Scientific Corp. (a)	137,039	5,228
Medtronic PLC	168,611	14,904
ResMed, Inc.	60,382	5,747
		28,259
Health Care Providers & Services - 8.7%
AmerisourceBergen Corp.	118,246	9,858
Anthem, Inc.	32,362	9,806
Centene Corp. (a)	16,965	2,215
Cigna Corp.	46,996	9,390
CVS Health Corp.	200,660	13,153
HCA Holdings, Inc.	72,074	10,049
Humana, Inc.	30,343	9,376
Molina Healthcare, Inc. (a)	64,311	8,552
UnitedHealth Group, Inc.	88,196	23,831
Wellcare Health Plans, Inc. (a)	34,258	9,472
		105,702
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	33,480	8,225
Pharmaceuticals - 3.8%
Allergan PLC	47,674	6,864
Bristol-Myers Squibb Co.	234,536	11,579
Eli Lilly & Co.	89,915	10,777
Mylan NV (a)	262,208	7,853
Zoetis, Inc. Class A	102,416	8,824
		45,897

TOTAL HEALTH CARE		203,922

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	29,737	8,615
Spirit AeroSystems Holdings, Inc. Class A	77,912	6,498
United Technologies Corp.	11,539	1,362
		16,475
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	117,651	10,209
Airlines - 0.8%
Delta Air Lines, Inc.	196,139	9,695
Electrical Equipment - 0.8%
AMETEK, Inc.	138,154	10,071
Machinery - 1.9%
Allison Transmission Holdings, Inc.	165,280	8,044
Caterpillar, Inc.	46,158	6,146
Cummins, Inc.	53,440	7,862
Oshkosh Corp.	3,930	295
		22,347
Road & Rail - 0.7%
Norfolk Southern Corp.	37,303	6,257
Union Pacific Corp.	17,294	2,751
		9,008
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	202,839	8,507
WESCO International, Inc. (a)	47,364	2,482
		10,989

TOTAL INDUSTRIALS		88,794

INFORMATION TECHNOLOGY - 21.7%
Electronic Equipment & Components - 0.8%
Avnet, Inc.	229,486	9,455
IT Services - 6.9%
Accenture PLC Class A	96,096	14,756
Akamai Technologies, Inc. (a)	8,145	530
Alliance Data Systems Corp.	44,035	7,820
Cognizant Technology Solutions Corp. Class A	165,505	11,532
Conduent, Inc. (a)	418,713	5,339
DXC Technology Co.	173,726	11,139
MasterCard, Inc. Class A	28,773	6,075
PayPal Holdings, Inc. (a)	57,083	5,067
Visa, Inc. Class A	156,023	21,065
		83,323
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom, Inc.	18,066	4,846
Lam Research Corp.	74,403	12,617
Micron Technology, Inc. (a)	268,252	10,253
		27,716
Software - 8.6%
Adobe, Inc. (a)	66,188	16,403
Citrix Systems, Inc.	95,117	9,753
Intuit, Inc.	57,627	12,437
Microsoft Corp.	505,620	52,803
Oracle Corp.	122,606	6,158
Salesforce.com, Inc. (a)	47,661	7,243
		104,797
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	226,992	37,781

TOTAL INFORMATION TECHNOLOGY		263,072

MATERIALS - 3.0%
Chemicals - 3.0%
Celanese Corp. Class A	65,413	6,264
CF Industries Holdings, Inc.	229,961	10,038
LyondellBasell Industries NV Class A	113,295	9,853
The Mosaic Co.	308,201	9,949
		36,104
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Medical Properties Trust, Inc.	302,259	5,501
Park Hotels & Resorts, Inc.	326,833	9,828
Simon Property Group, Inc.	70,064	12,760
Spirit Realty Capital, Inc.	238,290	9,465
		37,554
Real Estate Management & Development - 1.7%
Jones Lang LaSalle, Inc.	73,253	10,505
VICI Properties, Inc.	451,267	9,716
		20,221

TOTAL REAL ESTATE		57,775

UTILITIES - 3.6%
Electric Utilities - 1.9%
Exelon Corp.	259,783	12,407
Vistra Energy Corp. (a)	398,105	9,996
		22,403
Independent Power and Renewable Electricity Producers - 1.7%
NRG Energy, Inc.	246,781	10,096
The AES Corp.	647,754	10,617
		20,713

TOTAL UTILITIES		43,116

TOTAL COMMON STOCKS
(Cost $1,147,681)		1,196,472

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.43% (b)	2,460,487	2,461
Fidelity Securities Lending Cash Central Fund 2.43% (b)(c)	532,203	532
TOTAL MONEY MARKET FUNDS
(Cost $2,993)		2,993
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $1,150,674)		1,199,465
NET OTHER ASSETS (LIABILITIES) - 1.1%		13,011
NET ASSETS - 100%		$1,212,476

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$42
Fidelity Securities Lending Cash Central Fund	2
Total	$44

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Fund

January 31, 2019

ZSC-QTLY-0319
1.9881581.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc. (a)	703	$13,624
Entertainment - 0.3%
World Wrestling Entertainment, Inc. Class A	216	17,785
Interactive Media & Services - 1.2%
ANGI Homeservices, Inc. Class A (a)	893	15,181
CarGurus, Inc. Class A (a)	1,140	48,758
		63,939
Media - 2.3%
Gray Television, Inc. (a)	5,058	84,519
Nexstar Broadcasting Group, Inc. Class A	299	24,958
The New York Times Co. Class A	698	17,946
		127,423
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	408	9,841
Shenandoah Telecommunications Co.	471	22,434
		32,275

TOTAL COMMUNICATION SERVICES		255,046

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.0%
Standard Motor Products, Inc.	1,197	58,845
Diversified Consumer Services - 2.1%
Arco Platform Ltd. Class A	1,413	35,721
Bright Horizons Family Solutions, Inc. (a)	118	13,663
Grand Canyon Education, Inc. (a)	420	39,035
Laureate Education, Inc. Class A (a)	1,282	20,512
ServiceMaster Global Holdings, Inc. (a)	173	6,745
		115,676
Hotels, Restaurants & Leisure - 2.2%
Bluegreen Vacations Corp.	1,930	25,862
Dunkin' Brands Group, Inc.	223	15,251
Eldorado Resorts, Inc. (a)	244	11,375
Hilton Grand Vacations, Inc. (a)	490	14,867
Planet Fitness, Inc. (a)	600	34,752
Wyndham Destinations, Inc.	500	21,070
		123,177
Household Durables - 1.7%
Cavco Industries, Inc. (a)	162	26,939
Helen of Troy Ltd. (a)	141	16,362
Skyline Champion Corp.	920	16,615
Taylor Morrison Home Corp. (a)	1,552	29,333
Turtle Beach Corp. (a)	391	5,822
		95,071
Internet & Direct Marketing Retail - 1.0%
Etsy, Inc. (a)	405	22,133
Gaia, Inc. Class A (a)	773	9,090
Stamps.com, Inc. (a)	135	25,121
		56,344
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	120	9,380
Specialty Retail - 2.9%
Aaron's, Inc. Class A	891	44,603
Five Below, Inc. (a)	186	23,014
Sally Beauty Holdings, Inc. (a)	3,666	63,129
The Children's Place Retail Stores, Inc.	300	29,028
		159,774
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.	93	8,295
G-III Apparel Group Ltd. (a)	380	13,251
		21,546

TOTAL CONSUMER DISCRETIONARY		639,813

CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 2.4%
BJ's Wholesale Club Holdings, Inc.	4,105	107,997
Performance Food Group Co. (a)	661	22,580
		130,577
Food Products - 1.8%
Darling International, Inc. (a)	372	7,912
Nomad Foods Ltd. (a)	4,033	73,925
Post Holdings, Inc. (a)	208	19,307
		101,144
Household Products - 0.4%
Central Garden & Pet Co. (a)	287	11,253
Central Garden & Pet Co. Class A (non-vtg.) (a)	294	10,472
		21,725
Tobacco - 0.3%
Universal Corp.	304	17,541

TOTAL CONSUMER STAPLES		270,987

ENERGY - 3.1%
Energy Equipment & Services - 1.0%
Oil States International, Inc. (a)	880	15,154
ShawCor Ltd. Class A	2,601	40,125
		55,279
Oil, Gas & Consumable Fuels - 2.1%
Berry Petroleum Corp.	1,579	18,616
Gulfport Energy Corp. (a)	1,500	12,585
PDC Energy, Inc. (a)	206	6,709
Renewable Energy Group, Inc. (a)	349	10,086
Southwestern Energy Co. (a)	6,200	27,094
Whiting Petroleum Corp. (a)	1,367	39,137
		114,227

TOTAL ENERGY		169,506

FINANCIALS - 17.2%
Banks - 7.2%
BOK Financial Corp.	161	13,381
Cadence Bancorp Class A	2,634	49,388
Cullen/Frost Bankers, Inc.	181	17,608
CVB Financial Corp.	1,279	28,023
First Citizens Bancshares, Inc.	160	65,205
Heartland Financial U.S.A., Inc.	840	38,102
Hilltop Holdings, Inc.	2,209	40,668
Popular, Inc.	1,125	61,436
Trico Bancshares	1,073	40,474
Umpqua Holdings Corp.	1,800	31,824
United Community Bank, Inc.	500	12,860
		398,969
Capital Markets - 2.0%
Apollo Global Management LLC Class A	393	11,507
Cboe Global Markets, Inc.	116	10,819
LPL Financial	185	13,018
Morningstar, Inc.	404	50,157
Oaktree Capital Group LLC Class A	269	10,981
OM Asset Management Ltd.	1,285	15,895
		112,377
Consumer Finance - 0.7%
First Cash Financial Services, Inc.	185	15,250
Green Dot Corp. Class A (a)	341	25,241
		40,491
Diversified Financial Services - 1.5%
Donnelley Financial Solutions, Inc. (a)	2,524	36,951
Gores Holdings II, Inc. (a)	4,565	47,750
		84,701
Insurance - 4.3%
Argo Group International Holdings, Ltd.	421	28,098
Axis Capital Holdings Ltd.	455	24,365
eHealth, Inc. (a)	81	4,954
Enstar Group Ltd. (a)	440	78,320
First American Financial Corp.	922	46,174
Primerica, Inc.	491	55,174
		237,085
Thrifts & Mortgage Finance - 1.5%
Beneficial Bancorp, Inc.	2,578	40,191
Essent Group Ltd. (a)	504	20,034
LendingTree, Inc. (a)	76	22,522
		82,747

TOTAL FINANCIALS		956,370

HEALTH CARE - 14.7%
Biotechnology - 6.0%
Abeona Therapeutics, Inc. (a)	803	5,452
Acceleron Pharma, Inc. (a)	317	13,441
Acorda Therapeutics, Inc. (a)	332	5,521
Aduro Biotech, Inc. (a)	520	1,550
Alder Biopharmaceuticals, Inc. (a)	750	10,560
Allakos, Inc. (a)	149	5,953
AnaptysBio, Inc. (a)	235	15,585
Arena Pharmaceuticals, Inc. (a)	195	8,964
Argenx SE ADR (a)	213	22,601
Array BioPharma, Inc. (a)	1,439	26,866
Ascendis Pharma A/S sponsored ADR (a)	440	31,442
Atara Biotherapeutics, Inc. (a)	285	10,830
Audentes Therapeutics, Inc. (a)	243	6,026
Blueprint Medicines Corp. (a)	314	22,636
Crinetics Pharmaceuticals, Inc. (a)	98	2,575
FibroGen, Inc. (a)	360	20,430
Five Prime Therapeutics, Inc. (a)	188	2,115
Global Blood Therapeutics, Inc. (a)	344	16,481
Gritstone Oncology, Inc.	470	6,016
Heron Therapeutics, Inc. (a)	427	11,486
Immunomedics, Inc. (a)	542	8,016
Kezar Life Sciences, Inc.	100	1,791
Loxo Oncology, Inc. (a)	136	31,906
Mirati Therapeutics, Inc. (a)	176	11,630
Sarepta Therapeutics, Inc. (a)	169	23,611
Savara, Inc. (a)	231	1,753
Spark Therapeutics, Inc. (a)	129	6,169
		331,406
Health Care Equipment & Supplies - 3.9%
Axonics Modulation Technologies, Inc. (a)	525	7,665
Cerus Corp. (a)	402	2,396
CONMED Corp.	171	12,030
Glaukos Corp. (a)	227	14,480
Hill-Rom Holdings, Inc.	141	14,103
Insulet Corp. (a)	454	36,860
Integer Holdings Corp. (a)	179	14,497
Integra LifeSciences Holdings Corp. (a)	159	7,530
iRhythm Technologies, Inc. (a)	201	17,085
Masimo Corp. (a)	312	38,810
Merit Medical Systems, Inc. (a)	282	15,941
Novocure Ltd. (a)	438	21,462
Quanterix Corp. (a)	541	11,393
		214,252
Health Care Providers & Services - 1.4%
Chemed Corp.	48	14,301
G1 Therapeutics, Inc. (a)	359	7,679
LHC Group, Inc. (a)	192	20,300
Molina Healthcare, Inc. (a)	271	36,038
R1 RCM, Inc. (a)	130	1,056
		79,374
Health Care Technology - 1.2%
Cegedim SA (a)	144	4,104
HMS Holdings Corp. (a)	790	23,692
HTG Molecular Diagnostics (a)	376	790
Inovalon Holdings, Inc. Class A (a)	1,285	18,363
Teladoc Health, Inc. (a)	329	21,122
		68,071
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	185	25,878
Morphosys AG (a)	62	6,692
		32,570
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)	397	2,767
Aerie Pharmaceuticals, Inc. (a)	167	7,852
Akcea Therapeutics, Inc. (a)	191	5,077
InflaRx NV (a)	157	5,148
Nektar Therapeutics (a)	187	7,918
Prestige Brands Holdings, Inc. (a)	1,217	33,979
The Medicines Company (a)	379	8,759
Theravance Biopharma, Inc. (a)	190	4,950
Xeris Pharmaceuticals, Inc.	365	5,066
Zogenix, Inc. (a)	182	7,963
		89,479

TOTAL HEALTH CARE		815,152

INDUSTRIALS - 14.1%
Aerospace & Defense - 2.6%
BWX Technologies, Inc.	251	11,651
HEICO Corp. Class A	256	17,928
Moog, Inc. Class A	1,074	96,091
Teledyne Technologies, Inc. (a)	78	17,489
		143,159
Air Freight & Logistics - 0.7%
Echo Global Logistics, Inc. (a)	1,200	28,512
Forward Air Corp.	172	10,067
		38,579
Airlines - 0.2%
SkyWest, Inc.	157	7,999
Building Products - 0.2%
GMS, Inc. (a)	700	13,251
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	378	19,138
Deluxe Corp.	500	23,485
Knoll, Inc.	700	14,112
		56,735
Construction & Engineering - 0.9%
Argan, Inc.	305	12,877
Jacobs Engineering Group, Inc.	296	19,181
MasTec, Inc. (a)	374	16,598
		48,656
Electrical Equipment - 1.5%
Generac Holdings, Inc. (a)	429	22,707
Regal Beloit Corp.	818	62,790
		85,497
Industrial Conglomerates - 0.4%
ITT, Inc.	422	22,180
Machinery - 2.3%
AGCO Corp.	274	17,591
Allison Transmission Holdings, Inc.	410	19,955
Apergy Corp. (a)	845	28,409
Luxfer Holdings PLC sponsored	1,247	24,828
Mueller Industries, Inc.	404	10,468
Toro Co.	217	12,912
Woodward, Inc.	159	14,445
		128,608
Professional Services - 2.6%
Asgn, Inc. (a)	328	20,661
CBIZ, Inc. (a)	3,410	66,836
Exponent, Inc.	396	19,784
FTI Consulting, Inc. (a)	135	9,223
Insperity, Inc.	259	27,630
		144,134
Road & Rail - 0.9%
Genesee & Wyoming, Inc. Class A (a)	631	49,546
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	405	23,899
Titan Machinery, Inc. (a)	1,000	18,740
		42,639

TOTAL INDUSTRIALS		780,983

INFORMATION TECHNOLOGY - 15.2%
Electronic Equipment & Components - 3.8%
Fabrinet	472	26,828
SYNNEX Corp.	506	48,961
Tech Data Corp. (a)	550	52,597
TTM Technologies, Inc. (a)	5,266	60,454
Zebra Technologies Corp. Class A (a)	117	20,311
		209,151
IT Services - 4.9%
Booz Allen Hamilton Holding Corp. Class A	173	8,499
Computer Services, Inc.	1,198	67,088
Elastic NV	99	8,415
EPAM Systems, Inc. (a)	100	14,148
Euronet Worldwide, Inc. (a)	132	15,181
EVERTEC, Inc.	1,112	30,769
EVO Payments, Inc. Class A	308	7,746
GoDaddy, Inc. (a)	270	18,530
Hackett Group, Inc.	3,088	55,553
Interxion Holding N.V. (a)	135	8,105
Okta, Inc. (a)	125	10,304
Presidio, Inc.	529	8,427
WEX, Inc. (a)	123	19,844
		272,609
Semiconductors & Semiconductor Equipment - 0.5%
Entegris, Inc.	860	28,423
Software - 6.0%
2U, Inc. (a)	463	26,322
Alarm.com Holdings, Inc. (a)	174	10,950
Black Knight, Inc. (a)	293	14,413
Cardlytics, Inc. (a)	2,032	35,540
Cornerstone OnDemand, Inc. (a)	259	14,851
CyberArk Software Ltd. (a)	117	10,268
DocuSign, Inc.	85	4,203
Everbridge, Inc. (a)	158	9,774
Five9, Inc. (a)	508	25,974
HubSpot, Inc. (a)	207	32,770
j2 Global, Inc.	182	13,679
New Relic, Inc. (a)	76	7,725
Parametric Technology Corp. (a)	149	12,634
Pluralsight, Inc.	947	28,391
PROS Holdings, Inc. (a)	278	9,619
Rapid7, Inc. (a)	213	8,558
RingCentral, Inc. (a)	209	19,320
ShotSpotter, Inc. (a)	258	12,425
The Trade Desk, Inc. (a)	166	23,685
Zuora, Inc.	487	10,539
		331,640

TOTAL INFORMATION TECHNOLOGY		841,823

MATERIALS - 3.7%
Chemicals - 2.3%
Olin Corp.	2,419	57,113
Orion Engineered Carbons SA	2,005	55,318
The Chemours Co. LLC	438	15,659
		128,090
Containers & Packaging - 1.2%
Aptargroup, Inc.	101	10,011
Avery Dennison Corp.	64	6,685
Silgan Holdings, Inc.	1,885	52,064
		68,760
Paper & Forest Products - 0.2%
Neenah, Inc.	131	9,127

TOTAL MATERIALS		205,977

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 6.2%
CareTrust (REIT), Inc.	2,374	52,181
Clipper Realty, Inc.	1,981	25,654
Corporate Office Properties Trust (SBI)	1,781	43,973
Equity Commonwealth	1,094	35,402
Four Corners Property Trust, Inc.	1,262	35,639
Rexford Industrial Realty, Inc.	2,049	68,846
Store Capital Corp.	2,067	66,805
Terreno Realty Corp.	332	13,393
		341,893
UTILITIES - 2.9%
Electric Utilities - 2.0%
El Paso Electric Co.	497	26,102
IDACORP, Inc.	648	63,180
Portland General Electric Co.	500	24,160
		113,442
Water Utilities - 0.9%
SJW Corp.	813	48,739

TOTAL UTILITIES		162,181

TOTAL COMMON STOCKS
(Cost $5,278,689)		5,439,731

Convertible Preferred Stocks - 0.7%
INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
Compass, Inc.:
Series E (a)(b)(c)	26	3,083
Series F (b)(c)	310	36,757
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $38,511)		39,840
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.32% 2/14/19
(Cost $9,992)	10,000	9,992
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.43% (d)
(Cost $50,498)	50,488	50,498
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,377,690)		5,540,061
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,161
NET ASSETS - 100%		$5,548,222

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,840 or 0.7% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,754
Compass, Inc. Series F	10/22/18	$36,757

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$573
Total	$573

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$255,046	$255,046	$--	$--
Consumer Discretionary	639,813	639,813	--	--
Consumer Staples	270,987	270,987	--	--
Energy	169,506	169,506	--	--
Financials	956,370	956,370	--	--
Health Care	815,152	815,152	--	--
Industrials	780,983	780,983	--	--
Information Technology	881,663	841,823	--	39,840
Materials	205,977	205,977	--	--
Real Estate	341,893	341,893	--	--
Utilities	162,181	162,181	--	--
U.S. Government and Government Agency Obligations	9,992	--	9,992	--
Money Market Funds	50,498	50,498	--	--
Total Investments in Securities:	$5,540,061	$5,490,229	$9,992	$39,840

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

January 31, 2019

TQG-QTLY-0319
1.813068.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Interactive Media & Services - 4.4%
Alphabet, Inc. Class A (a)	94,600	$106,509,194
Tencent Holdings Ltd.	135,000	6,009,473
		112,518,667
CONSUMER DISCRETIONARY - 10.1%
Internet & Direct Marketing Retail - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	61,000	10,277,890
Amazon.com, Inc. (a)	51,300	88,170,849
		98,448,739
Specialty Retail - 6.3%
AutoZone, Inc. (a)	51,000	43,214,340
Burlington Stores, Inc. (a)	283,000	48,593,930
Ulta Beauty, Inc. (a)	240,000	70,060,800
		161,869,070

TOTAL CONSUMER DISCRETIONARY		260,317,809

CONSUMER STAPLES - 4.2%
Beverages - 0.8%
The Coca-Cola Co.	427,000	20,551,510
Food & Staples Retailing - 0.5%
Kroger Co.	485,000	13,740,050
Personal Products - 2.9%
Estee Lauder Companies, Inc. Class A	537,000	73,257,540

TOTAL CONSUMER STAPLES		107,549,100

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Berry Petroleum Corp.	1,447,058	17,060,814
Exxon Mobil Corp.	637,000	46,679,360
		63,740,174
FINANCIALS - 15.3%
Banks - 2.6%
Bank of America Corp.	2,333,000	66,420,510
Capital Markets - 10.5%
Moody's Corp.	683,000	108,262,330
MSCI, Inc.	505,000	85,986,350
S&P Global, Inc.	400,294	76,716,345
		270,965,025
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	270,000	55,495,800

TOTAL FINANCIALS		392,881,335

HEALTH CARE - 15.8%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	210,000	25,821,600
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	233,000	17,004,340
Boston Scientific Corp. (a)	1,651,032	62,986,871
		79,991,211
Health Care Providers & Services - 10.0%
Humana, Inc.	417,400	128,972,426
UnitedHealth Group, Inc.	479,000	129,425,800
		258,398,226
Pharmaceuticals - 1.7%
AstraZeneca PLC sponsored ADR	1,185,000	43,347,300

TOTAL HEALTH CARE		407,558,337

INDUSTRIALS - 6.8%
Airlines - 1.5%
Spirit Airlines, Inc. (a)	680,500	40,027,010
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	59,000	10,001,680
Road & Rail - 4.9%
Norfolk Southern Corp.	298,000	49,986,520
Union Pacific Corp.	472,000	75,081,040
		125,067,560

TOTAL INDUSTRIALS		175,096,250

INFORMATION TECHNOLOGY - 31.6%
IT Services - 16.3%
Accenture PLC Class A	55,000	8,445,250
MasterCard, Inc. Class A	619,700	130,837,261
PayPal Holdings, Inc. (a)	1,380,000	122,488,800
Shopify, Inc. (a)	76,300	12,854,261
Square, Inc. (a)	436,100	31,115,735
Visa, Inc. Class A	841,000	113,543,410
		419,284,717
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp.	57,000	8,193,750
Software - 15.0%
Adobe, Inc. (a)	469,112	116,255,336
Microsoft Corp.	1,204,000	125,733,720
Parametric Technology Corp. (a)	1,412,000	119,723,480
Salesforce.com, Inc. (a)	169,000	25,682,930
		387,395,466

TOTAL INFORMATION TECHNOLOGY		814,873,933

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
American Tower Corp.	499,000	86,247,160
Crown Castle International Corp.	243,000	28,445,580
Prologis, Inc.	456,000	31,536,960
		146,229,700
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc.	78,000	13,960,440
TOTAL COMMON STOCKS
(Cost $2,123,605,272)		2,494,725,745

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.43% (b)
(Cost $76,746,519)	76,732,284	76,747,630
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,200,351,791)		2,571,473,375
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,926,294
NET ASSETS - 100%		$2,574,399,669

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$677,954
Fidelity Securities Lending Cash Central Fund	40,129
Total	$718,083

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$112,518,667	$106,509,194	$6,009,473	$--
Consumer Discretionary	260,317,809	260,317,809	--	--
Consumer Staples	107,549,100	107,549,100	--	--
Energy	63,740,174	63,740,174	--	--
Financials	392,881,335	392,881,335	--	--
Health Care	407,558,337	407,558,337	--	--
Industrials	175,096,250	175,096,250	--	--
Information Technology	814,873,933	814,873,933	--	--
Real Estate	146,229,700	146,229,700	--	--
Utilities	13,960,440	13,960,440	--	--
Money Market Funds	76,747,630	76,747,630	--	--
Total Investments in Securities:	$2,571,473,375	$2,565,463,902	$6,009,473	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

January 31, 2019

SCS-QTLY-0319
1.813071.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc. (a)	137,200	$2,659
Entertainment - 0.2%
Cinemark Holdings, Inc.	58,450	2,392
Interactive Media & Services - 0.8%
CarGurus, Inc. Class A (a)	201,500	8,618
Media - 0.8%
Nexstar Broadcasting Group, Inc. Class A	61,200	5,108
The New York Times Co. Class A	147,350	3,788
		8,896
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	107,200	2,586

TOTAL COMMUNICATION SERVICES		25,151

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.9%
Fox Factory Holding Corp. (a)	102,400	6,075
Standard Motor Products, Inc.	77,002	3,785
		9,860
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A (a)	439,300	7,029
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc.	46,000	2,292
Bluegreen Vacations Corp.	252,480	3,383
Churchill Downs, Inc.	49,800	4,581
Eldorado Resorts, Inc. (a)	85,650	3,993
Planet Fitness, Inc. (a)	90,200	5,224
PlayAGS, Inc. (a)	70,137	1,758
Texas Roadhouse, Inc. Class A	154,200	9,382
Wendy's Co.	160,200	2,775
YETI Holdings, Inc. (b)	146,800	2,497
		35,885
Household Durables - 2.5%
Cavco Industries, Inc. (a)	37,100	6,169
Helen of Troy Ltd. (a)	33,800	3,922
Taylor Morrison Home Corp. (a)	178,500	3,374
TopBuild Corp. (a)	131,200	6,929
TRI Pointe Homes, Inc. (a)	541,840	7,288
		27,682
Leisure Products - 0.4%
Brunswick Corp.	52,498	2,642
Johnson Outdoors, Inc. Class A	26,467	1,658
		4,300
Multiline Retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	92,500	7,231
Specialty Retail - 3.0%
Burlington Stores, Inc. (a)	37,200	6,388
Monro, Inc.	105,000	7,524
Murphy U.S.A., Inc. (a)	106,300	7,818
The Children's Place Retail Stores, Inc.	70,000	6,773
Williams-Sonoma, Inc. (b)	83,400	4,539
		33,042
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (a)	83,700	10,751
Steven Madden Ltd.	364,388	11,897
Wolverine World Wide, Inc.	141,700	4,862
		27,510

TOTAL CONSUMER DISCRETIONARY		152,539

CONSUMER STAPLES - 5.6%
Beverages - 0.2%
Fever-Tree Drinks PLC	67,473	2,275
Food & Staples Retailing - 2.5%
BJ's Wholesale Club Holdings, Inc.	440,400	11,587
Casey's General Stores, Inc.	35,200	4,530
Performance Food Group Co. (a)	324,375	11,081
		27,198
Food Products - 1.7%
Darling International, Inc. (a)	198,300	4,218
Ingredion, Inc.	36,700	3,633
Nomad Foods Ltd. (a)	331,600	6,078
Post Holdings, Inc. (a)	46,700	4,335
		18,264
Household Products - 0.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	240,800	8,577
Energizer Holdings, Inc.	39,400	1,868
		10,445
Personal Products - 0.3%
Inter Parfums, Inc.	45,700	3,037

TOTAL CONSUMER STAPLES		61,219

ENERGY - 2.0%
Energy Equipment & Services - 0.6%
Liberty Oilfield Services, Inc. Class A (b)	403,918	6,144
Oil, Gas & Consumable Fuels - 1.4%
Delek U.S. Holdings, Inc.	181,900	5,914
PDC Energy, Inc. (a)	68,650	2,236
Southwestern Energy Co. (a)	874,500	3,822
WPX Energy, Inc. (a)	249,345	3,057
		15,029

TOTAL ENERGY		21,173

FINANCIALS - 19.5%
Banks - 11.7%
Associated Banc-Corp.	314,323	6,805
BancFirst Corp.	172,356	9,252
Banner Corp.	148,629	8,106
City Holding Co.	119,400	8,559
Columbia Banking Systems, Inc.	139,250	5,117
Cullen/Frost Bankers, Inc.	96,400	9,378
CVB Financial Corp.	203,250	4,453
First Bancorp, Puerto Rico	452,500	4,819
First Citizens Bancshares, Inc.	11,100	4,524
First Hawaiian, Inc.	271,346	6,982
First Interstate Bancsystem, Inc.	170,617	6,640
First Merchants Corp.	202,037	7,401
Heartland Financial U.S.A., Inc.	140,828	6,388
Independent Bank Corp., Massachusetts	92,842	7,407
Preferred Bank, Los Angeles	1,596	74
Signature Bank	20,300	2,584
Trico Bancshares	250,517	9,450
Trustmark Corp.	79,200	2,497
WesBanco, Inc.	209,500	8,508
Wintrust Financial Corp.	111,500	7,932
		126,876
Capital Markets - 2.2%
Hamilton Lane, Inc. Class A	126,200	4,577
Houlihan Lokey	95,700	4,234
Morningstar, Inc.	42,018	5,217
OM Asset Management Ltd.	251,755	3,114
PJT Partners, Inc.	80,200	3,487
Virtu Financial, Inc. Class A	146,800	3,751
		24,380
Consumer Finance - 1.0%
First Cash Financial Services, Inc.	102,400	8,441
Navient Corp.	230,500	2,628
		11,069
Diversified Financial Services - 0.2%
Acushnet Holdings Corp.	99,600	2,290
Insurance - 2.8%
Amerisafe, Inc.	61,700	3,666
Employers Holdings, Inc.	101,943	4,319
First American Financial Corp.	200,500	10,041
Primerica, Inc.	109,800	12,335
		30,361
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd. (a)	147,700	5,871
LendingTree, Inc. (a)	8,400	2,489
WSFS Financial Corp.	216,442	9,127
		17,487

TOTAL FINANCIALS		212,463

HEALTH CARE - 15.4%
Biotechnology - 8.5%
Abeona Therapeutics, Inc. (a)	238,973	1,623
ACADIA Pharmaceuticals, Inc. (a)(b)	280,052	6,380
Acorda Therapeutics, Inc. (a)	177,194	2,947
Agios Pharmaceuticals, Inc. (a)	48,815	2,616
Allakos, Inc. (a)(b)	68,228	2,726
AnaptysBio, Inc. (a)	43,200	2,865
Argenx SE ADR (a)	37,131	3,940
Array BioPharma, Inc. (a)	230,000	4,294
Ascendis Pharma A/S sponsored ADR (a)	58,506	4,181
Atara Biotherapeutics, Inc. (a)	96,100	3,652
Audentes Therapeutics, Inc. (a)	101,500	2,517
bluebird bio, Inc. (a)	22,528	3,006
Cellectis SA sponsored ADR (a)	96,200	1,700
Crinetics Pharmaceuticals, Inc. (a)	115,050	3,024
CytomX Therapeutics, Inc. (a)	84,305	1,431
CytomX Therapeutics, Inc. (a)(c)	27,627	469
FibroGen, Inc. (a)	116,700	6,623
Heron Therapeutics, Inc. (a)	129,200	3,475
Insmed, Inc. (a)	155,965	3,792
Intercept Pharmaceuticals, Inc. (a)	39,803	4,803
Ionis Pharmaceuticals, Inc. (a)	54,028	3,134
Kezar Life Sciences, Inc.	154,400	2,765
La Jolla Pharmaceutical Co. (a)(b)	131,200	792
Mirati Therapeutics, Inc. (a)	66,400	4,388
Neurocrine Biosciences, Inc. (a)	49,250	4,345
Principia Biopharma, Inc.	55,278	1,675
Protagonist Therapeutics, Inc. (a)	247,275	2,015
Sage Therapeutics, Inc. (a)	26,300	3,750
Sarepta Therapeutics, Inc. (a)	26,400	3,688
		92,616
Health Care Equipment & Supplies - 2.5%
Glaukos Corp. (a)	46,000	2,934
Integra LifeSciences Holdings Corp. (a)	40,912	1,938
iRhythm Technologies, Inc. (a)	74,700	6,350
Masimo Corp. (a)	65,500	8,148
Merit Medical Systems, Inc. (a)	66,300	3,748
Steris PLC	35,300	4,026
		27,144
Health Care Providers & Services - 1.5%
AMN Healthcare Services, Inc. (a)	45,800	2,967
G1 Therapeutics, Inc. (a)	113,043	2,418
Molina Healthcare, Inc. (a)	48,600	6,463
Wellcare Health Plans, Inc. (a)	14,700	4,064
		15,912
Health Care Technology - 0.8%
Inovalon Holdings, Inc. Class A (a)	193,000	2,758
Veeva Systems, Inc. Class A (a)	37,500	4,090
Vocera Communications, Inc. (a)	41,970	1,713
		8,561
Life Sciences Tools & Services - 0.7%
ICON PLC (a)	54,700	7,651
Pharmaceuticals - 1.4%
MyoKardia, Inc. (a)	57,130	2,364
Nektar Therapeutics (a)	87,300	3,696
Theravance Biopharma, Inc. (a)	132,478	3,451
Xeris Pharmaceuticals, Inc.	135,800	1,885
Zogenix, Inc. (a)	102,800	4,498
		15,894

TOTAL HEALTH CARE		167,778

INDUSTRIALS - 12.1%
Aerospace & Defense - 2.0%
Astronics Corp. (a)	111,895	3,432
Moog, Inc. Class A	124,562	11,145
Teledyne Technologies, Inc. (a)	31,251	7,007
		21,584
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	152,048	3,611
Building Products - 1.9%
Allegion PLC	34,405	2,954
Armstrong World Industries, Inc.	51,200	3,484
Continental Building Products, Inc. (a)	114,700	3,021
Gibraltar Industries, Inc. (a)	96,900	3,454
Simpson Manufacturing Co. Ltd.	125,820	7,723
		20,636
Commercial Services & Supplies - 0.6%
Interface, Inc.	171,040	2,807
Tomra Systems ASA	152,144	3,942
		6,749
Construction & Engineering - 2.1%
Comfort Systems U.S.A., Inc.	82,376	3,952
EMCOR Group, Inc.	143,880	9,385
Jacobs Engineering Group, Inc.	51,010	3,305
MasTec, Inc. (a)	67,600	3,000
Valmont Industries, Inc.	20,680	2,668
		22,310
Electrical Equipment - 0.6%
Generac Holdings, Inc. (a)	117,000	6,193
Industrial Conglomerates - 0.9%
ITT, Inc.	196,240	10,314
Machinery - 1.6%
Luxfer Holdings PLC sponsored	238,800	4,755
Rexnord Corp. (a)	183,100	4,788
SPX Flow, Inc. (a)	174,909	5,732
Standex International Corp.	32,985	2,460
		17,735
Professional Services - 0.8%
CBIZ, Inc. (a)	159,500	3,126
Exponent, Inc.	49,400	2,468
Insperity, Inc.	26,200	2,795
		8,389
Road & Rail - 0.2%
Landstar System, Inc.	24,825	2,522
Trading Companies & Distributors - 1.1%
Kaman Corp.	80,375	4,752
MRC Global, Inc. (a)	234,490	3,663
Watsco, Inc.	20,435	3,014
		11,429

TOTAL INDUSTRIALS		131,472

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.8%
InterDigital, Inc.	65,789	4,790
Lumentum Holdings, Inc. (a)	71,900	3,517
		8,307
Electronic Equipment & Components - 2.6%
ePlus, Inc. (a)	78,352	6,207
Fabrinet	143,400	8,151
Plexus Corp. (a)	113,800	6,386
TTM Technologies, Inc. (a)	620,084	7,119
		27,863
IT Services - 5.3%
Amdocs Ltd.	64,400	3,599
Carbonite, Inc. (a)	91,083	2,609
Computer Services, Inc.	10,420	584
Endava PLC ADR (a)	115,700	2,719
EPAM Systems, Inc. (a)	71,798	10,158
ExlService Holdings, Inc. (a)	135,033	7,764
Maximus, Inc.	111,900	7,848
Presidio, Inc.	130,200	2,074
Science Applications International Corp.	62,050	4,166
Virtusa Corp. (a)	104,100	5,051
Wix.com Ltd. (a)	29,350	3,209
WNS Holdings Ltd. sponsored ADR (a)	165,950	8,097
		57,878
Semiconductors & Semiconductor Equipment - 3.0%
Brooks Automation, Inc.	23,317	726
Cabot Microelectronics Corp.	32,700	3,332
Entegris, Inc.	334,700	11,062
Nanometrics, Inc. (a)	215,900	6,604
Semtech Corp. (a)	222,900	10,824
		32,548
Software - 5.7%
Black Knight, Inc. (a)	54,200	2,666
BlackLine, Inc. (a)	43,050	2,048
CommVault Systems, Inc. (a)	118,800	7,849
Everbridge, Inc. (a)	111,500	6,897
Five9, Inc. (a)	180,400	9,224
LivePerson, Inc. (a)	259,900	6,100
Mimecast Ltd. (a)	65,800	2,472
New Relic, Inc. (a)	72,300	7,349
Paycom Software, Inc. (a)	10,250	1,519
Q2 Holdings, Inc. (a)	900	53
RealPage, Inc. (a)	29,300	1,634
RingCentral, Inc. (a)	85,900	7,941
SPS Commerce, Inc. (a)	37,751	3,347
Varonis Systems, Inc. (a)	59,100	3,492
		62,591

TOTAL INFORMATION TECHNOLOGY		189,187

MATERIALS - 3.5%
Chemicals - 2.6%
Axalta Coating Systems Ltd. (a)	132,600	3,397
Chase Corp.	49,315	4,972
Innospec, Inc.	126,209	8,869
Olin Corp.	184,900	4,365
Orion Engineered Carbons SA	155,300	4,285
Trinseo SA	48,834	2,395
		28,283
Construction Materials - 0.4%
Eagle Materials, Inc.	28,700	2,038
nVent Electric PLC	75,900	1,899
		3,937
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	137,350	2,757
Metals & Mining - 0.3%
Steel Dynamics, Inc.	78,450	2,870

TOTAL MATERIALS		37,847

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Agree Realty Corp.	66,700	4,404
Americold Realty Trust	411,350	12,061
CoreSite Realty Corp.	48,598	4,801
Corporate Office Properties Trust (SBI)	169,300	4,180
Equity Lifestyle Properties, Inc.	93,700	9,921
Four Corners Property Trust, Inc.	211,706	5,979
Rexford Industrial Realty, Inc.	251,855	8,462
Store Capital Corp.	327,215	10,576
Terreno Realty Corp.	199,800	8,060
		68,444
UTILITIES - 0.8%
Electric Utilities - 0.5%
El Paso Electric Co.	48,560	2,550
Vistra Energy Corp. (a)	96,950	2,434
		4,984
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	45,150	3,536

TOTAL UTILITIES		8,520

TOTAL COMMON STOCKS
(Cost $929,908)		1,075,793
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.34% to 2.37% 2/28/19 to 5/2/19 (d)
(Cost $199)	200	199
	Shares	Value (000s)

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 2.43% (e)	17,727,733	$17,731
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	16,827,934	16,830
TOTAL MONEY MARKET FUNDS
(Cost $34,561)		34,561
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $964,668)		1,110,553
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(22,871)
NET ASSETS - 100%		$1,087,682

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	51	March 2019	$3,826	$47	$47

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $469,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$149
Fidelity Securities Lending Cash Central Fund	31
Total	$180

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$25,151	$25,151	$--	$--
Consumer Discretionary	152,539	152,539	--	--
Consumer Staples	61,219	61,219	--	--
Energy	21,173	21,173	--	--
Financials	212,463	212,463	--	--
Health Care	167,778	167,778	--	--
Industrials	131,472	131,472	--	--
Information Technology	189,187	189,187	--	--
Materials	37,847	37,847	--	--
Real Estate	68,444	68,444	--	--
Utilities	8,520	8,520	--	--
U.S. Government and Government Agency Obligations	199	--	199	--
Money Market Funds	34,561	34,561	--	--
Total Investments in Securities:	$1,110,553	$1,110,354	$199	$--
Derivative Instruments:
Assets
Futures Contracts	$47	$47	$--	$--
Total Assets	$47	$47	$--	$--
Total Derivative Instruments:	$47	$47	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Fund

January 31, 2019

VAL-QTLY-0319
1.813084.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.1%
Media - 3.1%
Discovery Communications, Inc. Class A (a)(b)	1,160,600	$32,938
DISH Network Corp. Class A (a)	1,073,300	32,918
Entercom Communications Corp. Class A	2,380,400	17,448
GCI Liberty, Inc. (a)	907,000	46,166
Grupo Televisa SA de CV (CPO) sponsored ADR	1,023,800	12,808
Liberty Global PLC Class C (a)	1,023,000	24,102
Nexstar Broadcasting Group, Inc. Class A	518,400	43,271
		209,651
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	2,005,500	29,641
BorgWarner, Inc.	729,000	29,816
		59,457
Distributors - 0.7%
LKQ Corp. (a)	1,929,900	50,602
Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)	2,390,406	25,028
Hotels, Restaurants & Leisure - 2.5%
Eldorado Resorts, Inc. (a)	1,179,665	54,996
Hilton Grand Vacations, Inc. (a)	441,000	13,380
The Stars Group, Inc. (a)	2,003,200	36,278
U.S. Foods Holding Corp. (a)	1,557,000	52,502
Wyndham Hotels & Resorts, Inc.	258,500	12,690
		169,846
Household Durables - 2.3%
D.R. Horton, Inc.	1,421,500	54,657
Mohawk Industries, Inc. (a)	279,000	35,932
Tempur Sealy International, Inc. (a)(b)	716,900	38,010
Whirlpool Corp.	221,000	29,395
		157,994
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	822,464	27,676
Liberty Interactive Corp. QVC Group Series A (a)	1,878,400	40,855
		68,531
Leisure Products - 0.6%
Mattel, Inc. (a)(b)	2,576,800	30,509
Vista Outdoor, Inc. (a)	1,075,300	10,731
		41,240
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	655,400	63,462
Specialty Retail - 1.0%
Lowe's Companies, Inc.	354,300	34,069
Michaels Companies, Inc. (a)	2,386,900	33,082
		67,151
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	564,400	23,976
PVH Corp.	227,800	24,855
		48,831

TOTAL CONSUMER DISCRETIONARY		752,142

CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 0.2%
Welbilt, Inc. (a)	828,494	11,615
Food Products - 4.0%
Bunge Ltd.	498,500	27,452
Conagra Brands, Inc.	2,940,800	63,639
Danone SA	210,300	15,304
Darling International, Inc. (a)	2,206,800	46,939
Nomad Foods Ltd. (a)	1,330,617	24,390
TreeHouse Foods, Inc. (a)	446,000	26,029
Tyson Foods, Inc. Class A	1,170,300	72,465
		276,218
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	813,800	45,475
Personal Products - 0.3%
Coty, Inc. Class A	2,727,609	21,166
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	954,832	33,658

TOTAL CONSUMER STAPLES		388,132

ENERGY - 8.3%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	1,548,571	36,500
Ensco PLC Class A (b)	888,900	3,911
		40,411
Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	909,500	43,047
Cabot Oil & Gas Corp.	436,600	10,893
Cenovus Energy, Inc. (Canada)	4,880,300	38,108
Cheniere Energy, Inc. (a)	1,077,400	70,731
CNX Resources Corp. (a)	2,132,100	25,884
Concho Resources, Inc. (a)	146,400	17,545
Devon Energy Corp.	791,800	21,101
Diamondback Energy, Inc.	151,060	15,577
Encana Corp.	4,496,169	30,865
Enterprise Products Partners LP	527,300	14,590
Golar LNG Ltd.	713,748	15,895
Lundin Petroleum AB	1,035,600	33,134
Magnolia Oil & Gas Corp. Class A (a)	1,083,100	13,041
Marathon Petroleum Corp.	220,099	14,584
Newfield Exploration Co. (a)	430,610	7,872
Noble Energy, Inc.	2,027,500	45,294
Teekay LNG Partners LP	2,112,880	27,172
Teekay Offshore Partners LP	11,287,527	13,658
Valero Energy Corp.	562,000	49,355
WPX Energy, Inc. (a)	1,200,900	14,723
		523,069

TOTAL ENERGY		563,480

FINANCIALS - 13.5%
Banks - 3.0%
First Citizens Bancshares, Inc.	60,192	24,530
PNC Financial Services Group, Inc.	341,800	41,929
Signature Bank	292,300	37,213
U.S. Bancorp	1,022,515	52,312
Wells Fargo & Co.	1,043,428	51,034
		207,018
Capital Markets - 4.8%
Ameriprise Financial, Inc.	471,200	59,654
Apollo Global Management LLC Class A	2,001,232	58,596
Ares Management Corp.	2,100,800	43,823
E*TRADE Financial Corp.	393,900	18,379
Invesco Ltd.	1,438,400	26,208
LPL Financial	469,500	33,039
State Street Corp.	472,700	33,514
The Blackstone Group LP	1,086,104	36,602
Tullett Prebon PLC	4,122,801	17,034
		326,849
Consumer Finance - 2.0%
Capital One Financial Corp.	660,691	53,245
OneMain Holdings, Inc. (a)	1,266,438	37,854
SLM Corp.	4,310,600	46,167
		137,266
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	162,391	33,378
Donnelley Financial Solutions, Inc. (a)	1,096,379	16,051
ECN Capital Corp.	2,628,500	7,642
		57,071
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	2,040,459	38,605
American International Group, Inc.	951,200	41,120
Chubb Ltd.	391,448	52,082
FNF Group	1,157,500	41,855
Sul America SA unit	2,178,100	19,170
		192,832

TOTAL FINANCIALS		921,036

HEALTH CARE - 7.3%
Biotechnology - 0.4%
Alexion Pharmaceuticals, Inc. (a)	202,800	24,936
Health Care Equipment & Supplies - 0.5%
Dentsply Sirona, Inc.	48,500	2,035
Hill-Rom Holdings, Inc.	49,100	4,911
Hologic, Inc. (a)	65,000	2,886
Teleflex, Inc.	25,220	6,898
The Cooper Companies, Inc.	24,900	6,941
Zimmer Biomet Holdings, Inc.	105,346	11,542
		35,213
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	363,000	30,263
Cardinal Health, Inc.	144,000	7,196
Centene Corp. (a)	42,600	5,562
Cigna Corp.	196,700	39,303
CVS Health Corp.	443,600	29,078
DaVita HealthCare Partners, Inc. (a)	12,400	696
Henry Schein, Inc. (a)	50,700	3,939
Laboratory Corp. of America Holdings (a)	155,200	21,627
Quest Diagnostics, Inc.	76,900	6,717
Universal Health Services, Inc. Class B	314,692	41,706
Wellcare Health Plans, Inc. (a)	24,200	6,691
		192,778
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	206,500	15,704
Bio-Rad Laboratories, Inc. Class A (a)	22,400	5,597
IQVIA Holdings, Inc. (a)	46,000	5,934
PerkinElmer, Inc.	48,000	4,344
QIAGEN NV (a)	88,000	3,259
		34,838
Pharmaceuticals - 3.1%
Allergan PLC	256,000	36,859
Bayer AG	472,000	35,776
Jazz Pharmaceuticals PLC (a)	480,309	60,466
Mylan NV (a)	1,321,100	39,567
Perrigo Co. PLC	250,100	11,617
The Medicines Company (a)(b)	1,033,101	23,875
		208,160

TOTAL HEALTH CARE		495,925

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.3%
Bombardier, Inc. Class B (sub. vtg.) (a)	8,321,200	12,603
Huntington Ingalls Industries, Inc.	189,600	39,143
Ultra Electronics Holdings PLC	598,700	10,083
United Technologies Corp.	253,500	29,931
		91,760
Airlines - 2.0%
Air Canada (a)	1,071,600	24,198
American Airlines Group, Inc.	2,016,817	72,142
JetBlue Airways Corp. (a)	2,155,399	38,776
		135,116
Building Products - 0.8%
Jeld-Wen Holding, Inc. (a)	726,700	12,964
Masco Corp.	1,102,800	35,742
Owens Corning	111,000	5,815
		54,521
Commercial Services & Supplies - 0.8%
Stericycle, Inc. (a)	100,200	4,417
The Brink's Co.	655,100	48,510
		52,927
Construction & Engineering - 1.7%
AECOM (a)	2,491,423	76,262
Arcadis NV	950,370	12,314
Williams Scotsman Corp. (a)	3,060,700	31,372
		119,948
Electrical Equipment - 0.6%
Regal Beloit Corp.	260,200	19,973
Sensata Technologies, Inc. PLC (a)	403,106	19,148
		39,121
Industrial Conglomerates - 0.2%
General Electric Co.	1,171,900	11,907
Machinery - 1.2%
Allison Transmission Holdings, Inc.	237,829	11,575
SPX Corp. (a)	736,400	21,908
WABCO Holdings, Inc. (a)	455,183	51,996
		85,479
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	10,210	13,655
Professional Services - 1.6%
Manpower, Inc.	522,200	41,269
Nielsen Holdings PLC	2,544,500	65,343
		106,612
Road & Rail - 1.2%
CSX Corp.	108,632	7,137
Knight-Swift Transportation Holdings, Inc. Class A	1,370,500	43,513
Norfolk Southern Corp.	59,187	9,928
Ryder System, Inc.	359,800	20,836
		81,414
Trading Companies & Distributors - 3.4%
AerCap Holdings NV (a)	727,496	34,381
Ashtead Group PLC	1,696,431	42,910
Fortress Transportation & Infrastructure Investors LLC	2,316,438	34,167
HD Supply Holdings, Inc. (a)	1,649,274	69,171
MRC Global, Inc. (a)	942,924	14,728
Univar, Inc. (a)	1,735,700	36,155
		231,512
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Co. LLC	828,300	35,758

TOTAL INDUSTRIALS		1,059,730

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	1,530,800	32,009
Electronic Equipment & Components - 0.9%
Avnet, Inc.	427,100	17,597
Flextronics International Ltd. (a)	4,231,000	40,702
		58,299
IT Services - 4.0%
Amdocs Ltd.	965,500	53,952
Cognizant Technology Solutions Corp. Class A	664,900	46,330
Conduent, Inc. (a)	3,485,900	44,445
DXC Technology Co.	872,400	55,938
Leidos Holdings, Inc.	851,949	49,413
Unisys Corp. (a)(b)	1,605,919	21,005
		271,083
Semiconductors & Semiconductor Equipment - 2.0%
Marvell Technology Group Ltd.	2,819,700	52,249
Micron Technology, Inc. (a)	838,500	32,047
NXP Semiconductors NV	547,500	47,649
Qualcomm, Inc.	149,454	7,401
		139,346
Software - 1.0%
Micro Focus International PLC	2,426,700	46,265
Totvs SA	2,683,100	24,468
		70,733
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Corp.	338,100	9,538

TOTAL INFORMATION TECHNOLOGY		581,008

MATERIALS - 11.2%
Chemicals - 7.5%
Axalta Coating Systems Ltd. (a)	2,003,646	51,333
Celanese Corp. Class A	150,700	14,431
CF Industries Holdings, Inc.	323,900	14,138
DowDuPont, Inc.	933,106	50,210
Element Solutions, Inc. (a)	2,900,000	32,596
FMC Corp.	768,100	61,294
LyondellBasell Industries NV Class A	589,980	51,311
Nutrien Ltd.	775,480	40,174
Olin Corp.	1,924,600	45,440
Orion Engineered Carbons SA	1,124,400	31,022
The Chemours Co. LLC	1,386,300	49,560
Tronox Ltd. Class A	1,920,974	16,828
Westlake Chemical Corp.	756,400	55,898
		514,235
Construction Materials - 0.9%
Eagle Materials, Inc.	591,600	42,004
Summit Materials, Inc. (a)	1,276,500	19,479
		61,483
Containers & Packaging - 1.8%
Avery Dennison Corp.	102,156	10,670
Ball Corp.	265,500	13,880
Crown Holdings, Inc. (a)	986,900	50,332
Graphic Packaging Holding Co.	3,835,700	46,297
		121,179
Metals & Mining - 1.0%
Alcoa Corp. (a)	263,300	7,815
Antofagasta PLC	481,400	5,492
Barrick Gold Corp.	543,906	7,283
Constellium NV (a)	4,058,300	33,440
Steel Dynamics, Inc.	341,265	12,487
		66,517

TOTAL MATERIALS		763,414

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 7.3%
American Tower Corp.	292,504	50,556
Boston Properties, Inc.	334,325	44,087
Colony Capital, Inc.	4,254,108	25,822
Corporate Office Properties Trust (SBI)	1,621,599	40,037
Douglas Emmett, Inc.	1,109,500	41,972
Equinix, Inc.	153,500	60,479
Equity Lifestyle Properties, Inc.	446,661	47,292
National Retail Properties, Inc.	942,688	49,689
Outfront Media, Inc.	948,300	19,677
Public Storage	235,700	50,091
Taubman Centers, Inc.	621,300	30,941
Urban Edge Properties	1,653,600	33,767
		494,410
Real Estate Management & Development - 2.0%
CBRE Group, Inc. (a)	1,127,892	51,601
Cushman & Wakefield PLC	2,470,000	42,583
Howard Hughes Corp. (a)	389,900	43,294
		137,478

TOTAL REAL ESTATE		631,888

UTILITIES - 5.4%
Electric Utilities - 3.4%
Evergy, Inc.	1,288,700	73,868
PPL Corp.	2,235,000	70,000
Vistra Energy Corp. (a)	3,570,600	89,658
		233,526
Multi-Utilities - 2.0%
Ameren Corp.	551,800	38,262
Sempra Energy	816,797	95,552
		133,814

TOTAL UTILITIES		367,340

TOTAL COMMON STOCKS
(Cost $6,702,945)		6,733,746
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.34% to 2.36% 3/21/19 to 5/2/19 (c)
(Cost $2,441)	2,450	2,441
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.43% (d)	108,828,123	$108,850
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	103,621,889	103,632
TOTAL MONEY MARKET FUNDS
(Cost $212,480)		212,482
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $6,917,866)		6,948,669
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(128,756)
NET ASSETS - 100%		$6,819,913

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	229	March 2019	$42,047	$1,131	$1,131

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,441,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$423
Fidelity Securities Lending Cash Central Fund	78
Total	$501

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$209,651	$209,651	$--	$--
Consumer Discretionary	752,142	752,142	--	--
Consumer Staples	388,132	339,170	48,962	--
Energy	563,480	563,480	--	--
Financials	921,036	921,036	--	--
Health Care	495,925	460,149	35,776	--
Industrials	1,059,730	1,046,075	13,655	--
Information Technology	581,008	534,743	46,265	--
Materials	763,414	763,414	--	--
Real Estate	631,888	631,888	--	--
Utilities	367,340	367,340	--	--
U.S. Government and Government Agency Obligations	2,441	--	2,441	--
Money Market Funds	212,482	212,482	--	--
Total Investments in Securities:	$6,948,669	$6,801,570	$147,099	$--
Derivative Instruments:
Assets
Futures Contracts	$1,131	$1,131	$--	$--
Total Assets	$1,131	$1,131	$--	$--
Total Derivative Instruments:	$1,131	$1,131	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019